SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Plant and Equipment Useful Lives)	6 Months Ended
Jun. 30, 2026
Computer and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Plant and equipment, useful lives	5 years